Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Derivative financial instruments

19	Derivative financial instruments
Customer liabilities
Customer liabilities relate to timing differences of revenue recognition as discussed in note 2.4. The fair value of customer liabilities are further discussed in note 25.
Funding and option arrangements
Option to sell B2B Division of DGC
As discussed in note 18, the Group granted a call option to Games Global to purchase the B2B Division of DGC for $10 million (‘Option Consideration’), adjusted for revenues earned and operating expenses incurred by the B2B Division. The option was set to expire on June 30, 2024. The fair value of this option at December 31, 2023 was €42.6 million (2022: €15.1 million) and a loss of €28.6 million (2022: €15.1 million) was recognized in the Statement of Profit or Loss relating to this option.
The fair value of the option to sell B2B Division of DGC is further discussed in note 25.
Option to purchase remaining percentage in SportCC
As discussed on note 4, the Group entered into a put and call option agreement to purchase the remaining 25% of the outstanding shares of SportCC for £1.9 million. The exercise period commences on August 1, 2025 and expires 90 calendar dates after the commencement date. The fair value of this option at December 31, 2023 was €2.1 million (2022: nil).
The fair value of the option is further discussed in note 25.
Option to purchase Verno Holdings Limited
As discussed on note 4, the Group entered into a call option to purchase shares in Verno Holdings Limited, which was exercised in 2022. A gain of €21.4 million was recognized in the Statement of Profit or Loss relating to this option in 2022.
Option and funding arrangement with Bellerive Capital Limited
The Group entered into three separate funding and option arrangements with Bellerive Capital Limited (“BCL”) under which the Group provided a funding contribution for the sole purpose of BCL acquiring a 100% interest in Digiprocessing, Richhill (previous parent company of Raichu), and Haber, respectively. Per the agreement, any proceeds received by BCL from the investment entities in excess of the initial contributions shall be allocated between the Group and BCL after deduction of any relevant expenses incurred by BCL. As part of this allocation, the Group earned €4.1 million during the year ended December 31, 2022 (2021: €15.8 million) which were proceeds received in excess of the initial funding contribution. This has been recognized as other income in the Consolidated statements of Profit or Loss and Other Comprehensive Income. During the year ended December 31, 2022 cash proceeds of €17.1 million was received in relation to these funding and option arrangements (2021: €2.8 million). These funding and option arrangements were fully settled in 2022.